Summary of Significant Accounting Policies: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment is capitalized and depreciated on a straight line basis over the useful life of the asset, which is deemed to be between three and ten years. Property and equipment consist of the following:

	September 30, 2016	December 31, 2015
Property and equipment	$69,716	$66,770
Accumulated depreciation	(12,782)	(7,595)
Property and equipment, net	$56,934	$59,175

Property and equipment is capitalized and depreciated on a straight line basis over the useful life of the asset, which is deemed to be between three and ten years. Property and equipment consist of the following:

	December 31, 2015	December 31, 2014
Property and equipment	$66,770	$54,943
Accumulated depreciation	(7,595)	(1,325)
Property and equipment, net	$59,175	$53,618